Summary of Significant Accounting Policies - Schedule of Revenue Disaggregated by Sales (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Revenues	$ 5,402,806	$ 5,309,907	$ 8,402,488	$ 7,971,224
Direct to Consumer [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Revenues	1,757,198	2,526,302
Wholesale [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Revenues	956,814	1,299,067
Third Party [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Revenues		225,718
Products [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Revenues	2,714,012	4,051,087	6,614,933	5,136,482
Distillery Services [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Revenues	780,250	1,258,820	$ 1,787,555	$ 2,834,742
Products and Services [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Revenues	3,494,262	5,309,907
Crypto and Related Revenue [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Revenues	$ 1,908,544